Derivative instruments and hedging activities - Concentration of Exposures to Credit Risk in OTC Derivatives (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Derivative [Line Items]
Gross fair value of derivative assets, Financial institutions	¥ 26,069	[1]	¥ 27,575	[1]
OTC derivatives with financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets, Financial institutions	20,355		20,169
Impact of master netting agreements, Financial institutions	(18,481)		(18,415)
Impact of collateral, Financial institutions	(936)		(981)
Net exposure to credit risk, Financial institutions	¥ 938		¥ 773

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2013, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \ 660 billion and \855 billion, respectively. As of March 31, 2014, the gross balance of such derivative assets and derivative liabilities was \744 billion and \808 billion, respectively.